Related Party Transactions - Schedule of key terms of the loans (Details) - Loans Receivable - Related Party - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
TOTAL LOANS RECEIVABLE WITH RELATED PARTIES	$ 69.9	$ 69.4
MRA Hub 34 Holding, LLC
Related Party Transaction [Line Items]
Principal	$ 36.5	36.5
Equity Ownership Interest	95.00%
TOTAL LOANS RECEIVABLE WITH RELATED PARTIES	$ 36.5	36.5
MRA Hub 34 Holding, LLC | LIBOR
Related Party Transaction [Line Items]
Interest Rate, Variable	2.50%
MRA 34 LLC
Related Party Transaction [Line Items]
Principal	$ 0.5	0.0
TOTAL LOANS RECEIVABLE WITH RELATED PARTIES	$ 0.5	0.0
MRA 34 LLC | LIBOR
Related Party Transaction [Line Items]
Interest Rate, Variable	3.75%
THP Student Housing, LLC
Related Party Transaction [Line Items]
Principal	$ 32.8	32.8
Equity Ownership Interest	97.00%
Interest Rate	3.20%
TOTAL LOANS RECEIVABLE WITH RELATED PARTIES	$ 32.9	$ 32.9